Summary of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Balance - Beginning of period	$ 277	$ 371
Utilization of provision	(28)	(90)
Change in the provision		23
Unwinding of discount and impact of foreign exchange rate changes	(16)	(27)
Balances - End of the year	233	277
Less: current portion	45	34
Non-current portion	$ 188	$ 243